Related parties - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related parties
Trade accounts receivable	$ 963	$ 3,775
Trade accounts receivable, current	963	3,775
Related parties (assets)	740	738
Related parites (assets), non-current	740	738
Trade payables	3,408	7,043
Trade payables, current	3,408	7,043
Dividends payable	663	4,138
Dividends payable, current	663	4,138
Related parties (liabilities)	1,580	89,924
Related parties (liabilities), current	63	87,686
Related parties (liabilities), non-current	1,517	2,238
Votorantim S.A.
Related parties
Trade accounts receivable		8
Related parties (assets)	3	3
Trade payables	478	336
Related parties (liabilities)		87,686
Companhia Brasileira de Aluminio
Related parties
Trade accounts receivable	214	1,843
Trade payables		5,246
Related parties (liabilities)	12	13
Votorantim Cimentos S.A.
Related parties
Trade accounts receivable	623	1,696
Related parties (assets)	737	735
Trade payables	85	47
Votener Votorantim Comercializadora de Energia Ltda.
Related parties
Trade payables	2,060
Other related parties
Related parties
Trade accounts receivable	126	228
Trade payables	785	1,414
Dividends payable	663	4,138
Related parties (liabilities)	$ 1,568	$ 2,225